Condensed financial information of the parent company - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) debenture	Dec. 31, 2022 USD ($) debenture
Condensed Financial Statements, Captions [Line Items]
Issue of contingent convertible capital securities	$ 864	$ 750
Parent company
Condensed Financial Statements, Captions [Line Items]
Number of debentures held | debenture	0	0
Perpetual additional tier 1 contingent capital securities
Condensed Financial Statements, Captions [Line Items]
Issued capital	$ 7,750	$ 6,750